Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Jan. 20, 2015	Aug. 31, 2014
C000015185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 12,690	$ 12,690	$ 12,690	$ 12,690	$ 11,428	$ 11,126	$ 12,397	$ 11,747	$ 11,148	$ 10,201	$ 10,262	$ 9,857	$ 9,269		$ 9,579
Average Annual Return, Percent	6.36%	1.74%		2.41%
C000015185 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,248	$ 13,248	13,248	$ 13,248	11,931	11,616	12,942	12,264	11,638	10,650	10,713	10,290	9,677		10,000
Average Annual Return, Percent	11.04%	2.63%		2.85%
C000015187 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 12,487	$ 12,487	12,487	$ 12,487	11,245	10,948	12,289	11,740	11,215	10,346	10,490	10,145	9,606		10,000
Average Annual Return, Percent	10.11%	1.87%		2.25%
C000151934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Account Value	$ 13,859	$ 13,859	$ 13,859	$ 13,859	12,455	12,081	13,416	12,671	11,976	10,923	10,952	10,477	9,820	$ 10,000
Average Annual Return, Percent	11.28%	2.96%	3.45%
C000015189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 13,589	$ 13,589	$ 13,589	$ 13,589	12,207	11,855	13,184	12,462	11,789	10,763	10,802	10,343	9,702		10,000
Average Annual Return, Percent	11.32%	2.88%		3.11%
C000015076 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 13,181	$ 13,181	13,181	$ 13,181	11,524	10,784	12,014	10,872	10,907	10,388	10,026	9,003	8,607		9,524
Average Annual Return, Percent	8.90%	2.86%		2.80%
C000015076 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,841	$ 13,841	13,841	$ 13,841	12,101	11,323	12,615	11,416	11,452	10,908	10,527	9,453	9,037		10,000
Average Annual Return, Percent	14.38%	3.86%		3.30%
C000015078 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 13,032	$ 13,032	13,032	$ 13,032	11,394	10,661	11,972	10,928	11,031	10,587	10,297	9,313	8,975		10,000
Average Annual Return, Percent	13.57%	3.09%		2.68%
C000015080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 14,166	$ 14,166	14,166	$ 14,166	12,354	11,529	12,827	11,583	11,606	11,014	10,607	9,506	9,064		10,000
Average Annual Return, Percent	14.67%	4.07%		3.54%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	$ 11,765	11,765	$ 11,765	10,965	11,098	12,542	12,553	11,789	10,701	10,814	10,761	10,156	$ 10,000	10,000
Average Annual Return, Percent	7.30%	(0.04%)		1.64%
Bloomberg U S Aggregate Bond C000151934 Index [Member]
Account Value [Line Items]
Account Value	$ 11,473	$ 11,473	$ 11,473	$ 11,473	10,693	10,822	12,231	12,241	11,497	10,435	10,546	10,494	9,903
Average Annual Return, Percent			1.44%
Lipper Multi Sector Income Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Multi-Sector Income Funds Classification Average
Average Annual Return, Percent	9.66%	1.94%	3.03%	2.80%
Bloomberg U S Corporate High Yield 2 Issuer Capped Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index
Account Value	$ 15,754	$ 15,754	$ 15,754	$ 15,754	$ 14,000	$ 13,062	$ 14,611	$ 13,267	$ 12,677	$ 11,897	$ 11,506	$ 10,592	$ 9,707		$ 10,000
Average Annual Return, Percent	12.53%	4.44%		4.65%
Lipper Global High Yield Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Global High Yield Funds Classification Average
Average Annual Return, Percent	12.05%	3.56%		3.61%